Gold prepayment liability (Schedule of detailed information about changes in gold prepayment liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gold Prepayment Liabilities Disclosure [Abstract]
Beginning balance	$ 140,008	$ 137,031
Change in fair value recorded in income statement	3,426	293
Change in fair value recorded in other comprehensive income	(512)	2,684
Repayments	(71,714)	0
Ending balance	$ 71,208	$ 140,008